Financial Instruments and Fair Value Disclosures (Narrative) (Details) - USD ($)			12 Months Ended
	Dec. 15, 2022	Sep. 20, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value			$ 125,000,000	$ 125,000,000
Gain on dividend distribution (Note 3(f))			589,000
OceanPal [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of new shares	9,172	25,000
Baltimore [Member] | OceanPal [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance amount through preferred shares, sale consideration received		$ 17,600,000
Gain on dividend distribution (Note 3(f))			589,000
Investments, fair value		17,600,000
Level 2 [Member] | OceanPal [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities, fair value	$ 18,189,000
Investments, fair value		$ 17,600,000
8.375% Senior Unsecured Bond.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value			125,000,000
8.375% Senior Unsecured Bond. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			$ 120,525,000